Business Combinations - Skysites Holdings S.A. (Details) $ in Thousands		12 Months Ended
	Jan. 06, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Number of business acquired		3
Loss after tax of combined entity		$ (24,000)
Revenue - postacquisition		$ 1,583,000
Skysites Holdings S.A.
Disclosure of detailed information about business combination [line items]
Percentage of business acquired		100.00%	100.00%	100.00%
Gross consideration	$ 40,611
Contingent consideration	(4,169)	$ (2,900)	$ (2,900)	$ (2,900)
Less: cash in business at the date of acquisition	(2,775)
Net cash consideration	33,667
Identifiable assets acquired and liabilities assumed:
Capital work in progress	535
Customer related intangible asset	4,703
Right of use asset	9,675
Trade and other receivables	713
Trade and other payables	(1,132)
Provisions for other liabilities and charges	(2,548)
Lease liabilities	(10,071)
Deferred tax liabilities	(2,205)
Total identifiable net assets acquired	10,972
Goodwill acquired	26,864
Revenue - post-acquisition				4,041
Loss - post-acquisition				$ 142
Contingent consideration released			$ 1,300
Skysites Holdings S.A. | Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Network assets	11,276
Skysites Holdings S.A. | Land
Identifiable assets acquired and liabilities assumed:
Network assets	15
Skysites Holdings S.A. | Furniture and office equipment
Identifiable assets acquired and liabilities assumed:
Network assets	$ 11